Tax - Reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Tax reconciliation
UK corporation tax	19.00%	19.00%	19.25%
Expected tax charge	£ (804)	£ (638)	£ (431)
Losses and temporary differences in year where no deferred tax asset recognised	(4)	(55)	(303)
Foreign profits taxed at other rates	23	(8)	104
UK tax rate change impact			(7)
Losses on disposals and write-downs	(71)	(44)	(69)
UK bank levy	(26)	(38)	(45)
Regulatory and legal actions	(165)	(203)	(56)
Other disallowable items	(62)	(63)	(110)
Alawwal bank merger gain disposal	215
FX recycling on the liquidation of RFS Holdings	279
other	80	47	134
Taxable foreign exchange movements	(1)	(27)	27
Losses brought forward and utilised	27	14	11
Banking surcharge	(199)	(357)	(165)
Tax on paid-in equity	73	67	93
Adjustments in respect of prior periods	141	90	116
Actual tax charge	(432)	(1,208)	(731)
UK
Tax reconciliation
Increase/(decrease) in the carrying value of deferred tax assets	129	£ 7	£ (30)
Ireland
Tax reconciliation
Increase/(decrease) in the carrying value of deferred tax assets	£ (67)